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U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

1. Name and address of issuer:

Janus Investment Fund

151 Detroit Street

Denver, CO 80206-4805

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

Janus Asia Equity Fund

Janus Balanced Fund

Janus Contrarian Fund

Janus Emerging Markets Fund

Janus Enterprise Fund

Janus Forty Fund

Janus Fund

Janus Global Life Sciences Fund

Janus Global Real Estate Fund

Janus Global Research Fund

Janus Global Select Fund

Janus Global Technology Fund

Janus Growth and Income Fund

Janus International Equity Fund

Janus Overseas Fund

Janus Preservation Series - Global

Janus Preservation Series - Growth

Janus Research Fund

Janus Triton Fund

Janus Twenty Fund

Janus Venture Fund

Perkins Global Value Fund

Perkins International Value Fund

3. Investment Company Act File Number: 811-1879

Securities Act File Number: 2-34393

4(a). Last day of fiscal year for which this Form is filed:

September 30, 2015

4(b). [ ]Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [ ]Check box if this is the last time the issuer will be filing this Form.

5. Calculation of registration fee:

(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):	$23,498,092,485

(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$14,308,912,185

(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$52,575,626,886

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:	-$66,884,539,071

(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$0

(vi)	Redemption credits available for use in future years -- if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$(43,386,446,586)

(vii)	Multiplier for determining registration fee (See Instruction C.9):	x$.00010070

(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter "0" if no fee is due):	=$0

6. Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0 . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0 .

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D): +$ 0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: =$ 0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery

[ ] Wire Transfer

[ ] Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)

Name: /s/Brian Szilagyi

Title: Assistant Treasurer of the Registrant

Date: December 18, 2015

[Janus Letterhead]

December 18, 2015

EDGAR Operations Branch

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549-0505

Re: Form 24F-2 for Janus Investment Fund

1933 Act File No. 2-34393

1940 Act File No. 811-1879

Dear Sir or Madam:

Attached for filing on behalf of Janus Investment Fund (the "Registrant") is Registrant's Form 24F-2, Annual Notice of Securities Sold pursuant to Rule 24f-2 under the Investment Company Act of 1940. The attached Form 24F-2 covers the following funds of the Registrant for the fiscal year ended September 30, 2015:

Janus Asia Equity Fund

Janus Balanced Fund

Janus Contrarian Fund

Janus Emerging Markets Fund

Janus Enterprise Fund

Janus Forty Fund

Janus Fund

Janus Global Life Sciences Fund

Janus Global Real Estate Fund

Janus Global Research Fund

Janus Global Select Fund

Janus Global Technology Fund

Janus Growth and Income Fund

Janus International Equity Fund

Janus Overseas Fund

Janus Preservation Series - Global

Janus Preservation Series - Growth

Janus Research Fund

Janus Triton Fund

Janus Twenty Fund

Janus Venture Fund

Perkins Global Value Fund

Perkins International Value Fund

For the fiscal year ended September 30, 2015, the aggregate redemption price of Registrant’s securities redeemed exceeded the aggregate sale price of Registrant’s securities sold. Therefore, no fee is required. Registrant’s cumulative redemption credits of $43,386,446,586 will be applied to offset sales in future fiscal years, as permitted by Rule 24f-2.

If you have any questions regarding this filing, please call me at (303) 336-7494.

Sincerely,

/s/ Brian Szilagyi

Assistant Treasurer of the Registrant

Enc.

cc: Stephanie Grauerholz, Esq.